Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2019
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in the standardized measure of discounted net cash flows for the Group for each of the years ended December 31, 2019, 2018 and 2017 are as follows:

	Year Ended December 31,
	2019	2018	2017
	RMB	RMB	RMB
The Group
Beginning of the year	1,382,066	1,024,526	756,811
Sales and transfers of oil and gas produced, net of production costs	(303,222)	(308,217)	(232,387)
Net changes in prices and production costs and other	(87,046)	510,325	367,132
Extensions, discoveries and improved recovery	134,631	129,824	77,249
Development costs incurred	53,450	39,725	38,613
Revisions of previous quantity estimates	(17,380)	10,018	14,555
Accretion of discount	149,693	103,225	76,860
Net change in income taxes	12,877	(127,360)	(74,307)

End of the year	1,325,069	1,382,066	1,024,526